Goodwill and Other Intangible Assets - Composition of Goodwill and Changes (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Balance at the beginning of the period	$ 12,444	$ 12,444
Acquired during the year	167,001
Balance at the end of the year	$ 179,445	$ 12,444